Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
March 31, 2024
VIPIFF2010-NPRT1-0524
1.830287.118
Domestic Equity Funds - 12.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	22,895	1,285,101
VIP Equity-Income Portfolio Investor Class (a)	39,097	1,045,063
VIP Growth & Income Portfolio Investor Class (a)	48,443	1,434,393
VIP Growth Portfolio Investor Class (a)	20,187	2,130,369
VIP Mid Cap Portfolio Investor Class (a)	8,251	329,137
VIP Value Portfolio Investor Class (a)	36,226	732,132
VIP Value Strategies Portfolio Investor Class (a)	20,726	363,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,733,111)		7,319,737

International Equity Funds - 15.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	312,947	3,395,475
VIP Overseas Portfolio Investor Class (a)	200,072	5,531,984
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,089,546)		8,927,459

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	975,232	8,806,343
Fidelity International Bond Index Fund (a)	151,077	1,385,378
Fidelity Long-Term Treasury Bond Index Fund (a)	177,814	1,731,908
VIP High Income Portfolio Investor Class (a)	202,881	943,395
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,333,259	21,932,631
TOTAL BOND FUNDS (Cost $37,248,094)		34,799,655

Short-Term Funds - 10.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $6,140,017)	6,140,017	6,140,017

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,210,768)	57,186,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	57,186,864

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,058,065	187,549	430,050	3,114	(30,353)	21,132	8,806,343
Fidelity International Bond Index Fund	1,580,749	26,996	217,350	10,165	(18,011)	12,994	1,385,378
Fidelity Long-Term Treasury Bond Index Fund	2,030,133	26,934	251,217	15,722	(73,257)	(685)	1,731,908
VIP Contrafund Portfolio Investor Class	1,074,930	111,549	83,743	4,756	3,545	178,820	1,285,101
VIP Emerging Markets Portfolio Investor Class	3,345,014	111,213	166,775	2,915	7,061	98,962	3,395,475
VIP Equity-Income Portfolio Investor Class	871,684	167,905	79,589	5,206	4,397	80,666	1,045,063
VIP Government Money Market Portfolio Investor Class 5.11%	7,342,620	533,787	1,736,390	82,354	-	-	6,140,017
VIP Growth & Income Portfolio Investor Class	1,197,780	207,722	106,517	8,719	5,006	130,402	1,434,393
VIP Growth Portfolio Investor Class	1,780,132	212,627	125,038	29,172	2,968	259,680	2,130,369
VIP High Income Portfolio Investor Class	931,209	9,065	15,102	403	(2,190)	20,413	943,395
VIP Investment Grade Bond II Portfolio Investor Class	20,544,834	1,737,548	229,460	12,946	4,584	(124,875)	21,932,631
VIP Mid Cap Portfolio Investor Class	272,870	50,164	26,610	5,334	1,652	31,061	329,137
VIP Overseas Portfolio Investor Class	5,434,877	21,245	322,051	20,761	82,111	315,802	5,531,984
VIP Value Portfolio Investor Class	608,277	135,431	57,658	13,978	3,678	42,404	732,132
VIP Value Strategies Portfolio Investor Class	300,815	66,833	30,839	4,511	2,144	24,589	363,542
	56,373,989	3,606,568	3,878,389	220,056	(6,665)	1,091,365	57,186,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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